Document and Entity Information	Mar. 31, 2023
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Mar. 31, 2023
Entity Registrant Name	Core Scientific, Inc./tx
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40046
Entity Tax Identification Number	86-1243837
Entity Address, Address Line One	210 Barton Springs Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78704
City Area Code	512
Local Phone Number	402-5233
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 amends Item 7.01 of the Current Report on Form 8-K originally filed by Core Scientific, Inc. (the “Company”) with the Securities and Exchange Commission on April 3, 2023 (the “Original Form 8-K”) to correct errors to the monthly operating data furnished within Exhibit 99.1, Exhibit 99.3, Exhibit 99.4 and Exhibit 99.5 attached thereto (the “Exhibits”). Other than as described herein, this Amendment No. 1 does not amend any other information previously filed in the Original Form 8-K, which information is incorporated herein by reference. As previously announced, on December 21, 2022, the Company and certain of its affiliates (collectively, the “Debtors”) filed voluntary petitions (the “Chapter 11 Cases”) in the United States Bankruptcy Court for the Southern District of Texas (the “Bankruptcy Court”) seeking relief under Chapter 11 of Title 11 of the United States Code (the “Bankruptcy Code”). The Debtors continue to operate their business and manage their properties as “debtors-in-possession” under the jurisdiction of the Bankruptcy Court and in accordance with the applicable provisions of the Bankruptcy Code and orders of the Bankruptcy Court. Additional information about the Chapter 11 Cases, including access to Court documents, is available online at cases.stretto.com/CoreScientific/, a website administered by Stretto, Inc., a third-party bankruptcy claims and noticing agent. The information on this web site is not incorporated by reference into, and does not constitute part of, this Form 8-K.
Entity Central Index Key	0001839341
Common stock, par value $0.0001 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	CORZQ
Security Exchange Name	NONE
Warrants, exercisable for shares of common stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, exercisable for shares of common stock
Trading Symbol	CRZWQ
Security Exchange Name	NONE